Warrant Liabilities - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 30, 2026 USD ($) shares	Apr. 30, 2023 shares	Mar. 31, 2026 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 26, 2026 shares	Mar. 25, 2026 $ / shares shares	Dec. 31, 2025 USD ($) shares	May 23, 2023 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares)	517,527				677,934
Total warrant liabilities | $			$ 0				$ 1,874
Adjustments to additional paid in capital, warrant issued | $			2,769
Additional paid-in capital
Class of Warrant or Right [Line Items]
Adjustments to additional paid in capital, warrant issued | $			2,769
Warrant Liability
Class of Warrant or Right [Line Items]
Fair value adjustment of warrants | $			895
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares						$ 1.15
Class of warrant or right, number of securities called by warrants or rights (in shares)						157,960
Warrant Exchange, Component One | Xanadu Class A Multiple Voting Shares
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares						$ 0.02
Class of warrant or right, number of securities called by warrants or rights (in shares)						383,645
Warrant Exchange, Component Two | Xanadu Class A Multiple Voting Shares
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares						$ 0.15
Class of warrant or right, number of securities called by warrants or rights (in shares)						136,329
RBC Term Loan
Class of Warrant or Right [Line Items]
Debt instrument, face amount | $								$ 25,000
SFTrust Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares)					519,974	46,082	46,082		34,000
Exercise price (in dollars per share) | (per share)				$ 1.69					$ 0.29
Warrants and rights outstanding, term				12 years					10 years
Class of warrant or right, number of securities called by warrants or rights (in shares)	517,527			24,164
Class of warrants or rights, voting equity interest acquired, percentage				0.10%
Class of warrant or right, redemption, term loan draw trigger | $				$ 5,000
Class of warrants and rights, vested in period (in shares)				12,082
Class of warrants and rights, expired in period (in shares)		12,082
Class of warrant or right, number of warrants surrendered to cover exercise price (in shares)	2,447
Adjustments to additional paid in capital, warrant issued | $	$ 1,397
RBC Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares)						13,999
Exercise price (in dollars per share) | $ / shares								$ 12.94
Warrants and rights outstanding, term								12 years
Class of warrant or right, number of securities called by warrants or rights (in shares)								13,999
MVS Warrants (previously SFTrust Warrants)
Class of Warrant or Right [Line Items]
Total warrant liabilities | $			0				$ 915
SVS Warrants (previously RBC Warrants)
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares)						157,960
Total warrant liabilities | $			$ 0				$ 959